PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2013
	$	$
Cost:

Computers and peripheral equipment	726	375
Office furniture and equipment	230	214
Leasehold improvements	192	43
	1,148	632
Accumulated depreciation:
Computers and peripheral equipment	360	279
Office furniture and equipment	160	148
Leasehold improvements	12	29
	532	456
Depreciated cost	616	176